ORDINARY SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified		1 Months Ended				0 Months Ended		4 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2010	May 31, 2011 Class A ordinary shares	Dec. 31, 2010 Class A ordinary shares item	Dec. 31, 2013 Class A ordinary shares	Dec. 31, 2012 Class A ordinary shares	Jan. 06, 2012 Class A ordinary shares Trade Lead and Tianshi	Aug. 23, 2012 Class A ordinary shares Tudou and Two Merger Sub Inc. Merger	Dec. 31, 2012 Class A ordinary shares Tudou and Two Merger Sub Inc. Merger	Dec. 31, 2013 Class A ordinary shares Tudou and Two Merger Sub Inc. Merger Mr. Gary Wang	Dec. 31, 2013 Class B ordinary shares	Dec. 31, 2012 Class B ordinary shares	Dec. 31, 2010 Class B ordinary shares item	Dec. 31, 2010 Convertible redeemable preferred shares
ORDINARY SHARES
Authorized share capital	$ 100
Shares of common stock authorized			9,340,238,793	9,340,238,793	9,340,238,793					659,761,207	659,761,207	659,761,207
Par value of ordinary shares (in dollars per share)			$ 0.00001	$ 0.00001	$ 0.00001					$ 0.00001	$ 0.00001	$ 0.00001
Number of votes per ordinary share			1									4
Number of shares of Class A into which each share of Class B may be converted			1
Shares of common stock issued		151,380,000	328,047,390
Conversion of convertible redeemable preferred shares into ordinary shares upon IPO (in shares)													1,202,475,813
Number of Class A ordinary shares issued to the holders of warrants			12,452,848
Number of Class A ordinary shares issued						6,202,179	834,109,274	834,109,274	4,495,014
Shares of common stock outstanding				2,356,529,401	2,286,643,502					659,561,893	659,561,893